Income Taxes (Tables)	12 Months Ended
Feb. 28, 2019
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expenses

Income tax expenses consist of the following:

	For the year ended
	February 28, 2017	February 28, 2018	February 28, 2019
	RMB	RMB	RMB	USD
Current income tax expense:
PRC	20,334	29,458	16,450	2,458
Deferred income tax expense:
PRC	(530)	(3,034)	(6,334)	(946)
Total income tax expense	19,804	26,424	10,116	1,512

Summary of Deferred Tax Assets and Liabilities	The Group’s deferred tax assets and liabilities were as follows:
	As at
	February 28, 2018	February 28, 2019
	RMB	RMB	USD
Deferred tax assets:
Net operating loss carry-forward	2,164	4,056	606
Advertising expenses	—	3,652	546
Rental	1,733	1,976	295
Accrued expenses	1,250	1,250	187
Property and equipment, net	115	201	30
Less: valuation allowance	(1,210)	(1,599)	(239)
Total deferred tax assets	4,052	9,536	1,425

Deferred tax liabilities:
Intangible assets	—	10,903	1,629
Total deferred tax liabilities	—	10,903	1,629

Summary of Reconciliations of Difference Between PRC Statutory Income Tax Rate and Group's Effective Income Tax Rate

Reconciliations of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended February 28, 2017, 2018 and 2019 are as follows:

	For the year ended
	February 28,	February 28,	February 28,
	2017	2018	2019
Statutory income tax rate	25%	25%	25%
Non-deductible expenses	15%	13%	95%
Additional tax deduction	(6%)	—	—
Effect of preferential tax rate	—	—	(32%)
Effect of different tax rate of subsidiary operation in other jurisdiction	19%	(1%)	23%
Effect of valuation allowance	—	2%	5%
Effective tax rate	53%	39%	116%